Average Annual Total Returns (Bond Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Since Inception	6.88%
Date of Inception	Jul. 29, 2009
Series NAV, Bond Trust
Average Annual Total Returns
One Year	6.65%
Since Inception	6.98%
Date of Inception	Jul. 29, 2009